EMBEDDED DERIVATIVES – FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Accounting Policies [Abstract]
Fair value of financial instrument	$ 0		$ 0
Derivative expenses	$ 0	$ 0
Debt Instrument, Convertible, Conversion Price		$ 0.50